Income Tax Expense - Summary of Income Tax Recognized in Income or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Current period	$ 263,877	$ 179,821
Adjustment for prior periods	(12,988)	(2,102)
Total	250,889	177,719
Origination and reversal of temporary differences	(19,834)	(27,427)
Variation in tax rate	(242)	175
Adjustment for prior periods	11,596	1,339
Total	(8,480)	(25,913)
Income tax expense	$ 242,409	$ 151,806	[1]

[1]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))